Loan interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contractual interest
Contractual interest earned on mortgages	$ 125,980	$ 122,541	$ 121,694
Contractual interest earned on other loans	57,591	62,788	62,006
Subtotal contractual interest earned	183,571	185,329	183,700
Amortization
Amortization of fair value hedge	(722)	(1,120)	(1,471)
Amortization of loan origination fees (net of amortized costs)	4,171	3,791	4,257
Total loan interest income	187,020	188,000	186,486
Balance of unamortized fair value hedge included in loans as at year end	2,493	3,215	4,335
Balance of unamortized loan fees included in loans as at year end	$ 9,364	$ 6,313	$ 7,319